Conestoga Funds
259 N. Radnor-Chester Road
Radnor Court, Suite 120
Radnor, PA 19087

                                                    December 29, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:	Conestoga Funds
                                                 File No. 333-90720

Ladies and Gentlemen:

On behalf of Conestoga Funds (“Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A (“the Amendment”), constituting the most recent amendment to this Registration Statement; and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on December 29, 2006.

If you have any questions or comments regarding this filing, please call George P. Attisano of Kramer Levin Naftalis & Frankel LLP, Registrant’s counsel, at 212-715-9555.

Very truly yours,

Conestoga Funds

By:	/s/ W. Christopher Maxwell
                W. Christopher Maxwell
                Chief Executive Officer